Personnel expenses - Remuneration and other benefits (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lennart Jacobsen, from March 24, 2022
Personnel expenses
Fee, includes committee fee	kr (470)
Total	(470)
Lars Linder Aronson, resigned March 24, 2022
Personnel expenses
Fee, includes committee fee	(154)	kr (609)	kr (588)
Total	(154)	(609)	(588)
Lennart Jacobsen, from March 24, 2021
Personnel expenses
Fee, includes committee fee	(79)	(238)
Total	(79)	(238)
Reinhold Geijer
Personnel expenses
Fee, includes committee fee	(348)	(318)	(288)
Total	(348)	(318)	(288)
Eva Nilsagard
Personnel expenses
Fee, includes committee fee	(335)	(334)	(297)
Total	(335)	(334)	(297)
Hans Larsson, resigned March 24, 2022
Personnel expenses
Fee, includes committee fee	(85)	(334)	(302)
Total	(85)	(334)	(302)
Hkan Berg, from March 24, 2022
Personnel expenses
Fee, includes committee fee	(276)
Total	(276)
Paula da Silva, from March 24, 2022
Personnel expenses
Fee, includes committee fee	(266)
Total	(266)
Katarina Ljungqvist, from March 24, 2022
Personnel expenses
Fee, includes committee fee	(266)
Total	(266)
Cecilia Ardstrm, resigned March 24, 2021
Personnel expenses
Fee, includes committee fee		(83)	(322)
Total		(83)	(322)
Ulla Nilsson, resigned March 24, 2021
Personnel expenses
Fee, includes committee fee		(84)	(322)
Total		(84)	(322)
Catrin Fransson, Chief Executive Officer (CEO), resigned July 15, 2021
Personnel expenses
Fixed remuneration		(3,130)	(5,234)
Other benefits		(15)	(33)
Pension fee		(896)	(1,536)
Total		kr (4,041)	kr (6,803)
Retirement age		65 years	65 years
Pension fee on fixed salary (in percent)		30.00%	30.00%
Magnus Montan, Chief Executive Officer (CEO), from July 16, 2021
Personnel expenses
Fixed remuneration	(5,434)	kr (2,459)
Other benefits	(19)	(8)
Pension fee	(1,668)	(837)
Total	kr (7,121)	kr (3,304)
Retirement age	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%
Per Akerlind, Deputy Chief Executive Officer, resigned June 30, 2022
Personnel expenses
Fixed remuneration	kr (1,772)	kr (3,544)	kr (3,527)
Other benefits	(17)	(20)	(31)
Pension fee	(652)	(1,266)	(1,257)
Total	(2,441)	(4,830)	(4,815)
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement
Personnel expenses
Fixed remuneration	(1,802)	(1,643)	(1,576)
Other benefits	(34)	(35)	(31)
Pension fee	(668)	(574)	(552)
Total	(2,504)	(2,252)	(2,159)
Andreas Ericson, Head of International Finance, resigned March 31, 2022
Personnel expenses
Fixed remuneration	(509)	(2,020)	(2,024)
Other benefits	(9)	(34)	(32)
Pension fee	(175)	(646)	(631)
Total	(693)	(2,700)	(2,687)
Pontus Davidsson, Head of International Finance, from September 8, 2022
Personnel expenses
Fixed remuneration	(981)
Other benefits	(5)
Pension fee	(196)
Total	(1,182)
Stefan Friberg, Chief Financial Officer (CFO)
Personnel expenses
Fixed remuneration	(3,018)	(3,007)	(2,964)
Other benefits	(17)	(16)	(18)
Pension fee	(608)	(532)	(515)
Total	(3,643)	(3,555)	(3,497)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,465)	(2,459)	(2,389)
Other benefits	(37)	(30)	(18)
Pension fee	(604)	(529)	(524)
Total	(3,106)	(3,018)	(2,931)
Jens Hedar, Head of Client Relationship Management
Personnel expenses
Fixed remuneration	(2,454)	(2,485)	(2,316)
Other benefits	(18)	(17)	(18)
Pension fee	(803)	(721)	(635)
Total	(3,275)	(3,223)	(2,969)
Petra Knberg, Head of Marketing and Communications, resigned November 30, 2021
Personnel expenses
Fixed remuneration		(1,219)	(1,286)
Other benefits		(31)	(34)
Pension fee		(427)	(428)
Total		(1,677)	(1,748)
Peter Svensen, Chief Risk Officer (CRO), resigned December 11, 2022
Personnel expenses
Fixed remuneration	(2,525)	(2,624)	(2,597)
Other benefits	(30)	(26)	(26)
Pension fee	(593)	(555)	(569)
Total	(3,148)	(3,205)	(3,192)
Anna-Lena Sderlund, Chief Risk Officer (CRO), from December 12, 2022
Personnel expenses
Fixed remuneration	(89)
Other benefits	(1)
Pension fee	(38)
Total	(128)
Sirpa Rusanen, Chief Human Resources (CHRO), resigned September 15, 2022
Personnel expenses
Fixed remuneration	(1,254)	(1,749)	(1,719)
Other benefits	(17)	(24)	(22)
Pension fee	(479)	(687)	(675)
Total	(1,750)	(2,460)	(2,416)
Jenny Lilja Lagercrantz, Chief Human Resources Officer (CHRO), from September 16, 2022
Personnel expenses
Fixed remuneration	(613)
Other benefits	(4)
Pension fee	(169)
Total	(786)
Susanna Rystedt, Head of Strategy, Business Development and Communications
Personnel expenses
Fixed remuneration	(2,532)	(2,552)	(2,501)
Other benefits	(28)	(16)	(16)
Pension fee	(839)	(804)	(788)
Total	(3,399)	(3,372)	(3,305)
Maria Simonson, Chief Sustainability Officer (CSO), from April 1, 2022
Personnel expenses
Fixed remuneration	(1,575)
Other benefits	(12)
Pension fee	(433)
Total	(2,020)
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022
Personnel expenses
Fixed remuneration	(144)	(1,749)	(1,671)
Other benefits	(1)	(16)	(16)
Pension fee	(54)	(520)	(493)
Total	(199)	(2,285)	(2,180)
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022
Personnel expenses
Fixed remuneration	(310)
Other benefits	(3)
Pension fee	(93)
Total	(406)
Tomas Nygrd, Chief Information Officer (CIO), from May 1, 2022
Personnel expenses
Fixed remuneration	(1,272)
Other benefits	(11)
Pension fee	(348)
Total	(1,631)
Board of Directors and Senior Executives
Personnel expenses
Fee, includes committee fee	(2,279)	(2,000)	(2,119)
Fixed remuneration	(28,749)	(30,640)	(29,804)
Other benefits	(263)	(288)	(295)
Pension fee	(8,420)	(8,994)	(8,603)
Total	kr (39,711)	kr (41,922)	kr (40,821)